Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-42687
Entity Registrant Name	XCF GLOBAL, INC.
Entity Central Index Key	0002019793
Entity Tax Identification Number	33-4582264
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3040 Post Oak Blvd.
Entity Address, Address Line Two	Floor 18 Suite 164
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	346
Local Phone Number	630-4724
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SAFX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false